Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at the beginning of the period	$ 2,098,820
Depreciation	101,645	$ 105,787	$ 89,958
Balance at the end of the period	2,004,650	2,098,820
Vessel Cost [Member]
Balance at the beginning of the period	2,953,440	2,960,999	2,304,036
Depreciation	0	0	0
Vessel acquisitions and other vessels costs	2,758	28,984	51,853
Transfer from advances for vessel acquisitions			689,112
Derecognition of vessels			(29,659)
Disposals	(6,156)	(36,543)	(54,343)
Balance at the end of the period	2,950,042	2,953,440	2,960,999
Accumulated Depreciation Vessel [Member]
Balance at the beginning of the period	(854,620)	(773,611)	(721,691)
Depreciation	(93,961)	(99,515)	(89,903)
Vessel acquisitions and other vessels costs	0	0	0
Transfer from advances for vessel acquisitions			0
Derecognition of vessels			53
Disposals	3,189	18,506	37,930
Balance at the end of the period	(945,392)	(854,620)	(773,611)
Net Book Value Vessel [Member]
Balance at the beginning of the period	2,098,820	2,187,388	1,582,345
Depreciation	(93,961)	(99,515)	(89,903)
Vessel acquisitions and other vessels costs	2,758	28,984	51,853
Transfer from advances for vessel acquisitions			689,112
Derecognition of vessels			(29,606)
Disposals	(2,967)	(18,037)	(16,413)
Balance at the end of the period	$ 2,004,650	$ 2,098,820	$ 2,187,388